BUSINESS COMBINATION	12 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
BUSINESS COMBINATION

NOTE 3 – BUSINESS COMBINATION

Asset purchase from Spkr Inc.

On October 13, 2020, the Company acquired from Spkr Inc., a Delaware corporation, assets that included technology (Spkr.com website, internet domain name and a mobile application available in the Apple Inc. IOS Store as Spkr: Curated Podcast Radio), trade names and customers. Spkr Inc. provides short-form feeds of podcasts and other curated audio, providing content organized into different channels, personalized audio feed built from a listener’s chosen content as well as an always-on, continuously updating, living playlist.

The purchase price for the acquired assets consisted of consideration of 1,369,863 shares of the Company’s common stock, par value $0.0001 per share, valued at $2,671,233. The cost of the single asset acquisition is $2,671,233 and was impaired in the twelve months ended September 30, 2021 (see Note 8 for impairment discussion).

Business acquisition of EON Media Group

The Company obtained control of EON Media Group through two investments, which ASC 805 refers to as a “business combination achieved in stages.” On December 1, 2020, the Company acquired from Ithaca EMG Holdco LLC (Ithaca) 1,350 ordinary shares and 1,084 preference shares issued by EON Media Group Pte. Ltd (EON Media Group). The first stage of the transaction resulted in Company acquiring a 20% equity interest in EON Media Group, and was recorded as an equity method investment. The purchase price consideration for the acquired shares consisted of $750,000 in cash and 454,463 shares of the Company’s common stock valued at $863,480.

On April 27, 2021, the Company acquired from Far West Entertainment 3,650 ordinary shares, from a private individual 3,650 ordinary shares and from Ithaca EMG Holdco LLC (Ithaca) 1,350 ordinary shares and 1,084 preference shares issued by EON Media Group Pte. Ltd (EON Media Group). The second stage of the transaction resulted in the Company acquiring the remaining 80% equity interest in EON Media Group. The purchase price consideration for the acquired shares consisted of $750,000 in cash and 2,003,435 shares of the Company’s common stock valued at $5,689,755.

The allocation of the purchase consideration is as follows:

April 27,
2021
Fair value of shares issued	$5,689,755
Cash consideration	750,000
Fair value of prior investment in EON Media Group	1,615,030
Total consideration paid	$8,054,785

The purchase price allocation is as follows:

April 27,
2021
Cash and cash equivalents	$63
Goodwill	5,829,722
Brand name intangible asset	2,300,000
Current liabilities	(75,000)
Total purchase price allocation	$8,054,785

The proforma disclosures of revenues and earnings of the combined entities, showing the EON acquisition occurring at of the beginning of the 2021 and 2020 were not materially different from the actual reported results in 2021 and 2020, respectively.

From April 27, 2021, to September 30, 2021, EON recognized revenue of $120,957 and incurred a net loss of $6,918,858, of which $4,442,487 is Eon Goodwill impairment and $2,251,513 is Eon brand name intangible asset impairment, recorded as operating expenses, on the consolidated statement of operations. The Company also impaired an additional $162,093 in Goodwill for the twelve months ended September 30, 2021. See Note 8 for Goodwill discussion.